INCOME TAX	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.
APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.
The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia, the PRC and Taiwan. The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2025, and there is no withholding tax on dividends applicable to our Company. For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2025 and a withholding tax of 10% is levied on dividends received by our Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2022/2023, 2023/2024 and 2024/2025 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2025. In Taiwan, the corporate income tax rate was 20% for each of the three years ended December 31, 2025.
8.    INCOME TAX (continued)
Dividends received from the Operating Subsidiaries and equity investees may be subject to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%. Hong Kong does not impose withholding tax on dividend distributions to either residents or non-residents. In Taiwan, the dividends or profit distributed to non-resident shareholders are subject to 21% withholding tax.
The major components of income tax expenses (benefits) for the years ended December 31, 2025, 2024 and 2023 are:

	2025	2024	2023
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	489	1,513	2,798
Previously unrecognized tax loss or temporary difference used to reduce current income tax	—	—	(394)
Adjustments for current income tax of prior years	(58)	6	(694)
Total current income tax	431	1,519	1,710
Deferred tax expenses / (benefits):
Relating to origination and reversal of temporary differences	1,433	1,426	(1,284)
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	(361)	(136)	(264)
Total deferred tax expenses/(benefits)	1,072	1,290	(1,548)
Income tax expenses reported in the income statement	1,503	2,809	162

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	204	(15)	221
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	(82)	(78)	377
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	122	(93)	598
8.    INCOME TAX (continued)
APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. Our Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax expense reported in the consolidated income statement is as follows:

	2025	2024	2023
	US$’000	US$’000	US$’000
Profit/(loss) before tax	6,717	9,377	464
Tax at statutory rate of 20% (2024: 20%; 2023: 20%)	1,343	1,875	93
Foreign income taxed at different rate	490	944	940
Expenses not deductible for tax purpose	279	68	9
Utilization of previously unrecognized tax losses/temporary differences	—	—	(394)
Tax benefit arising from previously unrecognized tax losses	(361)	(136)	(264)
Net deferred tax asset not recognized	254	332	1,727
Tax exempt on income	(393)	(140)	(693)
Uncertain tax position	—	—	—
Return to provision adjustment	(59)	6	(694)
Deferred tax liability arising from undistributed earnings	161	238	(354)
Withholding tax on dividends	151	127	38
Enhanced pre-tax deductions of R&D Expenses	(326)	(198)	(242)
Others	(39)	(307)	(4)
Income tax expense reported in consolidated income statement	1,503	2,809	162
8.    INCOME TAX (continued)
Deferred tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2025	2024	2025	2024	2023
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,931)	(3,770)	161	238	(354)
Revaluations of financial assets at fair value through other comprehensive income	(607)	(404)	—	—	—
Unutilized building allowance (net)	(92)	(87)	—	(51)	131
Unused tax losses	2,449	2,583	332	594	(1,805)
Allowance for doubtful accounts	1,124	1,040	4	(33)	(945)
Inventory impairment	442	826	434	52	2,001
Rebates and other accrued liabilities	553	715	207	7	(119)
Unpaid retirement benefits	1,378	1,261	(7)	19	11
Deferred revenue and cost of sales	2	(1)	(3)	31	(12)
Actuarial loss	281	199	—	—	—
Unabsorbed depreciation	596	591	31	(36)	(4)
Mark-to-Market value of forward contract	(12)	4	11	(4)	—
Provision for loss on onerous sale contract	45	31	(11)	407	(443)
Leases	51	38	(11)	2	(6)
Others	(349)	(421)	(76)	64	(3)
Deferred tax expenses/(benefits)			1,072	1,290	(1,548)
Net deferred tax assets	1,930	2,605
Reconciliation of deferred tax assets, net

	2025	2024	2023
	US$’000	US$’000	US$’000
Opening balance as of January 1	2,605	3,959	2,946
Tax (expense)/benefit during the period recognized in profit or loss	(1,072)	(1,290)	1,548
Tax benefit/(expense) during the period recognized in other comprehensive income	(122)	93	(598)
Exchange difference on translation foreign operations	519	(157)	63
Closing balance as of December 31	1,930	2,605	3,959
Our Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
8.    INCOME TAX (continued)
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore, Australia and Taiwan as of December 31, 2025 and 2024, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2025	2024
	US$’000	US$’000
2025	—	1,711
2026	2,090	1,978
2027	3,484	4,140
2028	14,059	12,978
2029	493	483
2030	332	—
2032	161	155
2033	719	689
2034	1,218	—
2035	907	—
No expiration	611	3,813
	24,074	25,947
Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in our Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. Our Company did not recognize deferred tax assets of $2,559 (2024: $2,672; 2023: $3,400) in respect of tax losses amounting to $12,329 (2024: $12,642; 2023: $15,928).
In addition, our Company did not recognize deferred assets of $219 (2024: $350; 2023: $476) in relation to deductible temporary differences amounting to $1,127 (2024: $1,635; 2023: $2,154).
There are no income tax consequences attached to the payment of dividends in 2025 or 2024 by APWC to its shareholders.
As of December 31, 2025 and 2024, our Company is subject to taxation in PRC, Australia, Thailand, Singapore and Taiwan. Our Company’s tax years from 2015 and forward are still subject to examination by the tax authorities in various tax jurisdictions.
As of December 31, 2025, 2024, and 2023, our Company did not have any uncertain tax treatments. Accordingly, no penalties or interest related to uncertain tax treatments were recognized in the consolidated financial statements for the years then ended.
Our Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.
8.    INCOME TAX (continued)

Global Minimum Tax (Pillar Two)
APWC's structure and applicable jurisdictions
APWC is an intermediate holding company incorporated in Bermuda and forms part of the PEWC group (“the Group’). PEWC, the Group's ultimate parent entity (UPE) is based in Taiwan. APWC holds investments in subsidiaries located in various jurisdictions, including Thailand, PRC, Australia, Singapore. APWC is purely a holding company with no operations, while the subsidiaries operate in their respective jurisdictions.
As part of our commitment to adhering to the OECD's Base Erosion and Profit Shifting (BEPS) 2.0 framework, our Company has assessed its tax position in accordance with the Global Anti-Base Erosion (GloBE) rules under Pillar Two. These rules set out a global minimum tax rate of 15%, aimed at ensuring that multinational enterprises (MNEs) are subject to a minimum level of tax on the income they report in different jurisdictions.

Status of Implementation in Our Company’s Operated Jurisdictions

Country	Implementation Status	Income Inclusion Rule (IIR)	Undertaxed Profit Rule (UTPR)	Domestic Top-up Tax (QDMTT)
Taiwan (i)	No announcement yet	Undefined	Undefined	Undefined
Bermuda (ii)	No information	No information	No information	No information
PRC	No announcement yet	Undefined	Undefined	Undefined
HongKong (iii)	Legislation adopted	January 1, 2025	To be confirmed	January 1, 2025
Thailand	Legislation adopted	January 1, 2025	January 1, 2025	January 1, 2025
Australia	Legislation adopted	January 1, 2024	January 1, 2025	January 1, 2024
Singapore	Legislation adopted	January 1, 2025	Deferred until further notice	January 1, 2025
(i) Taiwan has enacted an increase in the Alternative Minimum Tax (AMT) rate applicable to profit-making enterprises within multinational groups, from 12% to 15%, effective for taxable years beginning on or after January 1, 2025
(ii) Bermuda has implemented corporate income tax (CIT) in line with the OECD’s Pillar Two global minimum tax framework. This tax applies to Bermuda-based entities within MNE groups with annual revenues of at least €750 million. The CIT rate is 15% and will take effect for tax years beginning on or after January 1, 2025.
(iii) The IIR and the Hong Kong Minimum Top-up Tax (HKMTT) are now law and take effect retroactively for fiscal years beginning on or after January 1, 2025. While the IIR and HKMTT are active, the implementation of the UTPR has been officially deferred. The government decided to observe international developments and the implementation status in other jurisdictions before specifying a commencement date for the UTPR.
Assessment of Exposure
Our Company has performed a assessment of its potential exposure to Pillar Two income taxes for the year ended December 31, 2025.
8.    INCOME TAX (continued)
Safe Harbor Jurisdictions:
This assessment is based on jurisdiction-by-jurisdiction using the Transitional CbCR Safe Harbor rules. The majority of the Group's operating jurisdictions satisfied at least one of the safe harbor criteria and the potential top-up tax is deemed to be zero. However, the following jurisdictions failed to meet the required thresholds (De Minimis, Simplified Effective Tax Rate (ETR), or Routine Profits):
• Singapore
• British Virgin Islands (BVI)
Full Calculation Jurisdictions:
For jurisdictions where safe harbors were not met, our Company perform a full GloBE calculation.
• Singapore: The ETR was determined to be above 15%; therefore, no top-up tax is expected to arise for the year
2025..
• British Virgin Islands (BVI) : The BVI entities, which is a zero-tax jurisdiction. Although the effective tax rate in this jurisdiction is below 15%, the resulting potential top-up tax is considered immaterial to its consolidated financial statements.
Conclusion
Based on the assessment performed, our Company has concluded that the Pillar Two legislation will not have a material impact on its consolidated results of operations or financial position for the 2025 fiscal year. Our Company continues to monitor the progress of legislative enactment in other jurisdictions, including Taiwan, where the group is UPE.